GOODWILL AND INTANGIBLES (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Goodwill [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization		$ 2,531	$ 2,435
Foreign currency translation adjustment		(99)	(29)
Total intangibles assets		8,817	9,627
Customer Relationships [Member]
Goodwill [Line Items]
Finite-Lived Intangible Assets, Gross	[1]	13,983	12,193
Finite-Lived Intangible Assets, Accumulated Amortization		$ (5,067)	$ (2,537)

[1]	In 2022, includes $1,789 Acquired through business combination of Magrab.